Unaudited Consolidated Statement of Changes in Total Equity - 9 months ended Sep. 30, 2016 - USD ($) shares in Thousands, $ in Thousands	Total	General Partner [Member]	Common Stock [Member] Limited Partners [Member]	Accumulated Other Comprehensive Loss [Member]	Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2015	$ 1,543,679	$ 48,786	$ 1,472,327	$ (2,051)	$ 24,617
Beginning balance, units at Dec. 31, 2015			79,551
Net income	66,596	1,121	$ 54,919		10,556
Other comprehensive loss	(13,098)			(10,496)	(2,602)
Cash distributions	(34,099)	(682)	(33,417)
Dividends paid to non-controlling interest	(1,167)				(1,167)
Equity based compensation, net of tax of $210 (note 13)	1,038	21	$ 1,017
Equity based compensation, net of tax of $210 (note 13), units			21
Ending balance at Sep. 30, 2016	$ 1,562,949	$ 49,246	$ 1,494,846	$ (12,547)	$ 31,404
Ending balance, units at Sep. 30, 2016			79,572